Label		Element	Value
Vanguard Institutional Target Retirement 2010 Fund | Vanguard Institutional Target Retirement 2010 Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[1]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
Vanguard Institutional Target Retirement 2015 Fund | Vanguard Institutional Target Retirement 2015 Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[2]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
Vanguard Institutional Target Retirement 2020 Fund | Vanguard Institutional Target Retirement 2020 Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
Vanguard Institutional Target Retirement 2025 Fund | Vanguard Institutional Target Retirement 2025 Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
Vanguard Institutional Target Retirement 2030 Fund | Vanguard Institutional Target Retirement 2030 Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[5]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
Vanguard Institutional Target Retirement 2035 Fund | Vanguard Institutional Target Retirement 2035 Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[6]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
Vanguard Institutional Target Retirement 2040 Fund | Vanguard Institutional Target Retirement 2040 Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[7]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
Vanguard Institutional Target Retirement 2045 Fund | Vanguard Institutional Target Retirement 2045 Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[8]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
Vanguard Institutional Target Retirement 2050 Fund | Vanguard Institutional Target Retirement 2050 Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[9]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
Vanguard Institutional Target Retirement 2055 Fund | Vanguard Institutional Target Retirement 2055 Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[10]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
Vanguard Institutional Target Retirement 2060 Fund | Vanguard Institutional Target Retirement 2060 Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[11]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
Vanguard Institutional Target Retirement Income Fu | Vanguard Institutional Target Retirement Income Fund - Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee		rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)		rr_MaximumAccountFee	none
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[12]	rr_NetExpensesOverAssets	0.10%
1 YEAR		rr_ExpenseExampleNoRedemptionYear01	$ 10
3 YEAR		rr_ExpenseExampleNoRedemptionYear03	$ 32
[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[2]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[3]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[4]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[5]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[6]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[7]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[8]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[9]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[10]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[11]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[12]	The expense information shown in the table reflects estimated amounts for the current fiscal year.